CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of cash and cash equivalents
	December 31,	December 31,
	2017	2016
Cash on hand and balances with banks	$600.8	$514.0
Short-term deposits	425.0	313.0

	$1,025.8	$827.0

Schedule of restricted cash
	December 31,	December 31,
	2017	2016
Restricted cash (a)	$12.1	$11.6

(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnities.

Schedule of accounts receivable and other assets
	December 31,	December 31,
	2017	2016
Trade receivables	$4.5	$20.1
Prepaid expenses	19.8	21.9
VAT receivable	36.2	59.3
Deposits	11.1	11.4
Other	19.7	14.6

	$91.3	$127.3

Schedule of inventories

	December 31,	December 31,
	2017	2016
Ore in stockpiles (a)	$242.6	$242.3
Ore on leach pads (b)	358.5	301.6
In-process	122.3	78.6
Finished metal	91.5	49.1
Materials and supplies	519.3	534.1

	1,334.2	1,205.7
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(239.9)	(218.9)

	$1,094.3	$986.8

(a)

Ore in stockpiles relates to the Company’s operating mines.  Ore in stockpiles includes low-grade material not scheduled for processing within the next twelve months which is included in other long-term assets on the consolidated balance sheet.  See Note 7 vii.

(b)

Ore on leach pads relates to the Company’s Tasiast, Fort Knox, Round Mountain and Bald Mountain mines.  Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Tasiast in 2018, Fort Knox in 2021, Bald Mountain in 2023 and Round Mountain in 2024.  Ore on leach pads includes material not scheduled for processing within the next twelve months which is included in other long-term assets on the consolidated balance sheet.  See Note 7 vii.

(c)

During the year ended December 31, 2016, inventory impairment charges of $71.3 million were recorded within cost of sales to reduce the carrying value of inventory to its net realizable value.  See Note 8 ii.

Schedule of property, plant and equipment

		Mineral Interests (a)
	Land, plant and equipment	Development and operating properties	Pre-development properties	Total
Cost
Balance at January 1, 2017	$7,791.3	$7,970.2	$164.3	$15,925.8
Additions	626.9	298.5	—	925.4
Capitalized interest	13.8	11.3	—	25.1
Disposals	(44.5)	—	(133.2)	(177.7)
Other	(12.8)	31.5	(15.6)	3.1

Balance at December 31, 2017	8,374.7	8,311.5	15.5	16,701.7

Accumulated depreciation, depletion, amortization and impairment
Balance at January 1, 2017	$(5,076.4)	$(5,852.4)	$(79.4)	$(11,008.2)
Depreciation, depletion and amortization	(529.3)	(371.5)	—	(900.8)
Impairment, net of reversals (b)	260.9	(282.4)	—	(21.5)
Disposals	38.8	—	79.2	118.0
Other	(2.4)	0.2	0.2	(2.0)

Balance at December 31, 2017	(5,308.4)	(6,506.1)	—	(11,814.5)

Net book value	$3,066.3	$1,805.4	$15.5	$4,887.2

Amount included above as at December 31, 2017:
Assets under construction	$534.2	$116.4	$—	$650.6

Assets not being depreciated (c)	$723.3	$342.8	$15.5	$1,081.6

(a)	At December 31, 2017, the significant development and operating properties include Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.

(b)	At December 31, 2017, an impairment charge was recorded at Paracatu and impairment reversals were recorded at Fort Knox and Tasiast, entirely related to property, plant and equipment. See Note 8 i.

(c)

Assets not being depreciated relate to land, capitalized exploration and evaluation costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests (a)
	Land, plant and equipment	Development and operating properties	Pre-development properties	Total
Cost
Balance at January 1, 2016	$7,332.2	$7,651.4	$164.3	$15,147.9
Additions	445.6	207.7	—	653.3
Acquisitions (b)	417.4	400.1	—	817.5
Book value of Round Mountain prior to remeasurement on acquisition	(359.4)	(294.7)	—	(654.1)
Capitalized interest	10.4	4.8	—	15.2
Disposals	(57.8)	(0.7)	—	(58.5)
Other	2.9	1.6	—	4.5

Balance at December 31, 2016	7,791.3	7,970.2	164.3	15,925.8

Accumulated depreciation, depletion, amortization and impairment
Balance at January 1, 2016	$(4,835.1)	$(5,639.7)	$(79.4)	$(10,554.2)
Depreciation, depletion and amortization	(528.1)	(399.4)	—	(927.5)
Impairment, net of reversals (c)	(68.3)	—	—	(68.3)
Book value of Round Mountain prior to remeasurement on acquisition	305.4	187.6	—	493.0
Disposals	50.4	—	—	50.4
Other	(0.7)	(0.9)	—	(1.6)

Balance at December 31, 2016	(5,076.4)	(5,852.4)	(79.4)	(11,008.2)

Net book value	$2,714.9	$2,117.8	$84.9	$4,917.6

Amount included above as at December 31, 2016:
Assets under construction	$373.5	$119.4	$—	$492.9

Assets not being depreciated (d)	$545.3	$322.3	$84.9	$952.5

(a)

At December 31, 2016, the significant development and operating properties include Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.  Included in pre-development properties are White Gold and other exploration properties.

(b)	Bald Mountain and the remaining 50% interest in Round Mountain were acquired on January 11, 2016.

(c)	At September 30, 2016, an impairment charge was recorded against property, plant and equipment at Maricunga. See Note 8 i.

(d)

Assets not being depreciated relate to land, capitalized exploration and evaluation costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Schedule of long-term investments

	December 31, 2017		December 31, 2016
	Fair value	Gains (losses) in AOCI	Fair value	Gains (losses) in AOCI
Investments in an unrealized gain position	$125.1	$26.6	$110.2	$30.3
Investments in an unrealized loss position	62.9	(19.7)	32.7	(6.7)

	$188.0	$6.9	$142.9	$23.6

Schedule of other long-term assets

	December 31,	December 31,
	2017	2016
Long-term portion of ore in stockpiles and ore on leach pads (a)	$239.9	$218.9
Deferred charges, net of amortization	8.9	8.6
Long-term receivables (b)	272.8	147.2
Advances for the purchase of capital equipment	6.4	2.8
Other	46.0	33.8

	$574.0	$411.3

(a)

Ore in stockpiles and on leach pads represents low-grade material not scheduled for processing within the next twelve months.  At December 31, 2017, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast, Chirano and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox, Round Mountain, and Tasiast mines.

(b)	Long-term receivables includes an estimated benefit of $124.4 million related to the enactment of U.S. Tax Reform legislation in December 2017. See Note 17.

Schedule of accounts payable and accrued liabilities
	December 31,	December 31,
	2017	2016
Trade payables	$77.4	$86.8
Accrued liabilities	274.2	251.4
Employee related accrued liabilities	131.0	126.6

	$482.6	$464.8

Schedule of accumulated other comprehensive income

	Long-term Investments	Derivative Contracts	Total
Balance at December 31, 2015	$(18.7)	$(12.6)	$(31.3)
Other comprehensive income before tax	42.3	37.6	79.9
Tax	—	(9.5)	(9.5)

Balance at December 31, 2016	$23.6	$15.5	$39.1
Other comprehensive loss before tax	(16.4)	(2.4)	(18.8)
Tax	(0.3)	1.1	0.8

Balance at December 31, 2017	$6.9	$14.2	$21.1

Schedule of other operating expense
	Years ended December 31,
	2017	2016
Other operating expense	$129.6	$209.3

	$129.6	$209.3

Schedule of other income (expense), net

	Years ended December 31,
	2017	2016

Gain on disposition of associate and other interests - net(a)	$55.2	$—
Gain on disposition of other assets - net	1.9	9.7
Reversal of impairment charges (b)	97.0	—
Foreign exchange losses	(4.9)	(6.3)
Net non-hedge derivative gains (losses)	0.3	(0.4)
Other (c)	38.6	19.5

	$188.1	$22.5

(a)

During the year ended December 31, 2017, the Company recognized a gain on disposition of its interests in Cerro Casale and Quebrada Seca of $12.7 million, a loss on disposition of its interest in White Gold of $1.7 million, and a gain on disposition of its interest in DeLamar of $44.2 million.  See Note 6.

(b)	During the year ended December 31, 2017, the Company recognized a reversal of impairment charges related to the sale of its interest in Cerro Casale. See Note 6 i.

(c)	Other includes insurance recoveries of $17.5 million and $9.9 million related to a settlement of a royalty agreement.

Schedule of finance expense

	Years ended December 31,
	2017	2016
Accretion on reclamation and remediation obligations	$(31.3)	$(34.2)
Interest expense, including accretion on debt (a)	(86.5)	(100.4)

	$(117.8)	$(134.6)

(a)	During the years ended December 31, 2017 and 2016, $25.1 million and $15.2 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7 iv.

Schedule of employee benefits expenses
	Years ended December 31,
	2017	2016
Salaries, short-term incentives, and other benefits	$678.5	$665.7
Share-based payments	25.9	26.8
Other	11.2	19.2

	$715.6	$711.7